Impact on adoption of new IFRS	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Impact on adoption of new IFRS
4. Impact on adoption of new IFRS
Adoption of IFRS 16
Effective April 1, 2019, the Company has adopted IFRS 16, “Leases” (“IFRS 16”). As a result, the Company has changed its accounting policy for accounting of leasing arrangements, which has been detailed below.
The Company applied the “Modified Retrospective Approach” on the date of initial application (April 1, 2019) and made cumulative adjustments to retained earnings. Accordingly, comparatives for the year ended March 31, 2019 have not been retrospectively adjusted. The Company has elected the available practical expedients which allows the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company has also elected the practical expedient to not separate lease and non-lease
components for all of its leases,
non-capitalization
of short-term leases (leases with a term of twelve months or less) and low value leases (leases for which the underlying asset is of low value).
The most significant effects of this new standard on the Company relate to the recognition of new right-of-use
(“ROU”) assets and lease liabilities on its financial position for various real estate operating leases. Lease liability and ROU assets have been separately presented in the financial position and the payment of principal portion of lease liabilities has been classified as financing cash flows.
The adoption of this standard resulted in the recognition of ROU assets and lease liabilities for operating leases of $179,553 and $194,785, respectively, as at April 1, 2019. The cumulative effect (net of tax) of applying the standard of $8,574 was debited to retained earnings as at April 1, 2019.
The difference between the lease obligation disclosed as at March 31, 2019 under IAS 17 “Leases” disclosed under Note 29 of the Company’s consolidated financial statements included in the Company’s annual report on Form
20-F
for the year ended March 31, 2019, and the value of the lease liabilities as at April 1, 2019 is primarily on account of the inclusion of extension and termination options reasonably certain to be exercised, the practical expedient to not separate lease and non-lease
components in measuring the lease liability in accordance with IFRS 16 and discounting the lease liabilities to the present value under IFRS 16 (Refer note 1
3
).